Investments (Detail - Credit risk profile) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	$ 3,301	$ 3,486
Debt Service Coverage Ratio 1.30x Or Greater [Member] | Loan To Value Ratio Below 50 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	225	324
Debt Service Coverage Ratio 1.30x Or Greater [Member] | Loan To Value Ratio 50 Percent To 59 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	444	409
Debt Service Coverage Ratio 1.30x Or Greater [Member] | Loan To Value Ratio 60 Percent To 69 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	646	533
Debt Service Coverage Ratio 1.30x Or Greater [Member] | Loan To Value Ratio 70 Percent To 79 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	117	138
Debt Service Coverage Ratio 1.30x Or Greater [Member] | Loan To Value Ratio 80 Percent To 89 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	99	267
Debt Service Coverage Ratio 1.30x Or Greater [Member] | Loan To Value Ratio 90 Percent To 99 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	36	15
Debt Service Coverage Ratio 1.30x Or Greater [Member] | Loan To Value Ratio 100 Percent Or Above [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	0	0
Debt Service Coverage Ratio 1.20x To 1.29x [Member] | Loan To Value Ratio Below 50 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	55	0
Debt Service Coverage Ratio 1.20x To 1.29x [Member] | Loan To Value Ratio 50 Percent To 59 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	47	54
Debt Service Coverage Ratio 1.20x To 1.29x [Member] | Loan To Value Ratio 60 Percent To 69 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	140	73
Debt Service Coverage Ratio 1.20x To 1.29x [Member] | Loan To Value Ratio 70 Percent To 79 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	132	79
Debt Service Coverage Ratio 1.20x To 1.29x [Member] | Loan To Value Ratio 80 Percent To 89 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	81	186
Debt Service Coverage Ratio 1.20x To 1.29x [Member] | Loan To Value Ratio 90 Percent To 99 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	35	54
Debt Service Coverage Ratio 1.20x To 1.29x [Member] | Loan To Value Ratio 100 Percent Or Above [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	10	0
Debt Service Coverage Ratio 1.10x To 1.19x [Member] | Loan To Value Ratio Below 50 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	3	0
Debt Service Coverage Ratio 1.10x To 1.19x [Member] | Loan To Value Ratio 50 Percent To 59 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	26	56
Debt Service Coverage Ratio 1.10x To 1.19x [Member] | Loan To Value Ratio 60 Percent To 69 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	42	5
Debt Service Coverage Ratio 1.10x To 1.19x [Member] | Loan To Value Ratio 70 Percent To 79 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	120	57
Debt Service Coverage Ratio 1.10x To 1.19x [Member] | Loan To Value Ratio 80 Percent To 89 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	79	165
Debt Service Coverage Ratio 1.10x To 1.19x [Member] | Loan To Value Ratio 90 Percent To 99 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	30	181
Debt Service Coverage Ratio 1.10x To 1.19x [Member] | Loan To Value Ratio 100 Percent Or Above [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	50	47
Debt Service Coverage Ratio 1.00x To 1.09x [Member] | Loan To Value Ratio Below 50 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	50	0
Debt Service Coverage Ratio 1.00x To 1.09x [Member] | Loan To Value Ratio 50 Percent To 59 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	0	0
Debt Service Coverage Ratio 1.00x To 1.09x [Member] | Loan To Value Ratio 60 Percent To 69 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	0	28
Debt Service Coverage Ratio 1.00x To 1.09x [Member] | Loan To Value Ratio 70 Percent To 79 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	159	55
Debt Service Coverage Ratio 1.00x To 1.09x [Member] | Loan To Value Ratio 80 Percent To 89 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	72	151
Debt Service Coverage Ratio 1.00x To 1.09x [Member] | Loan To Value Ratio 90 Percent To 99 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	58	185
Debt Service Coverage Ratio 1.00x To 1.09x [Member] | Loan To Value Ratio 100 Percent Or Above [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	51	43
Debt Service Coverage Ratio Less Than 1.00x [Member] | Loan To Value Ratio Below 50 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	9	29
Debt Service Coverage Ratio Less Than 1.00x [Member] | Loan To Value Ratio 50 Percent To 59 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	53	0
Debt Service Coverage Ratio Less Than 1.00x [Member] | Loan To Value Ratio 60 Percent To 69 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	77	25
Debt Service Coverage Ratio Less Than 1.00x [Member] | Loan To Value Ratio 70 Percent To 79 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	33	11
Debt Service Coverage Ratio Less Than 1.00x [Member] | Loan To Value Ratio 80 Percent To 89 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	71	69
Debt Service Coverage Ratio Less Than 1.00x [Member] | Loan To Value Ratio 90 Percent To 99 Percent [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	116	135
Debt Service Coverage Ratio Less Than 1.00x [Member] | Loan To Value Ratio 100 Percent Or Above [Member]
Schedule Of Financing Receivable Recorded Investment Credit Quality Indicator [Line Items]
Commercial mortgage loan	$ 135	$ 112